FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF FINANCIAL CURRENT ASSETS AND LIABILITIES

As of March 31, 2025 and 2024, the carrying values of current assets and current liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

	Fair Value Measurements as of March 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2025
Liability
Long-term debt, including current portion of long-term debt	-	¥12,736,598	-	¥12,736,598

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at March 31, 2024
Liability
Long-term debt, including current portion of long-term debt	-	¥10,573,143	-	¥10,573,143